Significant Accounting Policies (Tables)	9 Months Ended
Aug. 31, 2026
Significant Accounting Policies [Abstract]
Schedule of Ordinary Shares Subject to Possible Redemption	As of August 31, 2026, the ordinary shares subject to possible redemption reflected in the unaudited consolidated balance sheets are reconciled in the following table:
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Rights	(3,404,000)
Allocated value of transaction costs to ordinary shares subject to possible redemption	(15,344,116)
Plus:
Remeasurement of carrying value to redemption value	24,393,931
Ordinary shares subject to possible redemption, August 31, 2026	$235,645,815

Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table reflects the calculation of basic and diluted net income(loss) per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended August 31,				For the Nine Months Ended August 31,
	2026		2025		2026		2025
	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,471,599	$404,370	$—	$(71,471)	$3,516,067	$1,019,898	$—	$(167,328)
Denominator:
Basic weighted-average shares outstanding	23,000,000	6,320,000	—	5,000,000	21,489,051	6,233,285	—	5,000,000
Basic net income (loss) per ordinary share	$0.06	$0.06	$—	$(0.01)	$0.16	$0.16	$—	$(0.03)
	For the Three Months Ended August 31,				For the Nine Months Ended August 31,
	2026		2025		2026		2025
	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,471,599	$404,370	$—	$(71,471)	$3,509,829	$1,026,136	$—	$(167,328)
Denominator:
Diluted weighted-average shares outstanding	23,000,000	6,320,000	—	5,000,000	21,489,051	6,282,555	—	5,000,000
Diluted net income (loss) per ordinary share	$0.06	$0.06	$—	$(0.01)	$0.16	$0.16	$—	$(0.03)